Subsequent Events - Summary of Contributions from the Mexican Government (Details) $ in Thousands, $ in Thousands					4 Months Ended	12 Months Ended
	Mar. 16, 2023 MXN ($)	Feb. 23, 2023 MXN ($)	Jan. 30, 2023 MXN ($)	Jan. 19, 2023 MXN ($)	Apr. 17, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total						$ 0	$ 0	$ 4,399,765	$ 0
Subsequent event | Petróleos Mexicanos | Construction of the Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 10,500,000				$ 10,500,000
Subsequent event | Petróleos Mexicanos | Strengthening of financial position
Disclosure of non-adjusting events after reporting period [line items]
Total		$ 6,000,000			6,000,000
Subsequent event | Petróleos Mexicanos | Strengthening of Fertilizers chain
Disclosure of non-adjusting events after reporting period [line items]
Total			$ 600,000	$ 600,000	$ 1,200,000